Debt - Future Contractual Maturities of Long-term Debt Excluding Capital Lease Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 62.0
2019	33.4
2020	188.0
2021	31.5
2022	29.5
Thereafter	2,565.5
Total	$ 2,909.9	$ 2,982.5